Cover	Sep. 21, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 21, 2026
Entity Registrant Name	Nextdoor Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40246
Entity Tax Identification Number	86-1776836
Entity Address, Address Line One	420 Taylor Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94102
City Area Code	415
Local Phone Number	344-0333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	NXDR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001846069